Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Principal Accounting Policies
Basis of consolidation
(a)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation
(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. Critical accounting estimates and assumptions include, but are not limited to, assessing the following: revenues for in-game virtual items over the estimated average playing period of paying players and impairment of long-term investments.

Revenue recognition
(c)	Revenue recognition

Revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and Value Added Tax (“VAT”).

The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players, estimated breakage of game points, return allowance for goods sold, the estimation of the fair value of an advertising-for-advertising barter transaction, volume sales rebates. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates.

The Group’s revenues are mainly generated from online game services, tutoring services, sale of smart devices, online music services live streaming services, advertising services, e-commerce and other fee-based premium services. Refer to “Note 28 - Segment Information” for disaggregation of revenue.

(i)	Online game services

The Group operates mobile games and PC games. The Group is the principal of substantially all games it operates, including both in-house developed games and licensed games. As these games are hosted on the Group’s servers, the Group has the pricing discretion, and is responsible for the sale and marketing of the games as well as customer services. Fees paid to game developers, app stores and payment platforms are recorded as cost of revenues.

Mobile games

The Group generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games. The Group’s performance obligation is to provide on-going game services to players who purchased virtual items to gain an enhanced game-playing experience. This performance obligation is satisfied over the playing period of the paying players. Accordingly, the Group recognizes the revenues ratably over the estimated average playing period of these paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated average playing period of the paying players for each game based on historical players’ churn rates. If a new game is launched and only a limited period of paying player data is available, then the Group considers other qualitative factors. While the Group believes its estimates to be reasonable based on available game player information, the Group may revise such estimates based on new information indicating a change in the game player behavior patterns and any adjustments are applied prospectively.

PC games

The Group sells prepaid points to the end users. Customers can purchase “virtual” prepaid points online or from the vendors who register the points in the Group’s system via debit and credit cards or bank transfers via the online payment platforms, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s PC games, pay for in-game items and use other fee-based premium services. Proceeds received from the sales of prepaid online points to players are recorded as contract liabilities.

The Group earns revenue through providing PC game services to players mainly under two types of revenue models: time-based revenue model and item-based revenue model. For PC games using the time-based model, players are charged based on the time they spend playing games. Revenues are recognized ratably over the game playing period as the performance obligations are satisfied.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. In-game items have different life patterns: one-time use, limited life and permanent life. Revenues from the sales of one-time use in-game items are recognized upon consumption. Limited life items are either limited by the times of uses (for example, 10 times) or limited by time (for example, three months). Revenues from the sales of limited life in-game items are recognized ratably based on the extent of time passed or expired or the times used. Players are allowed to use permanent life in-game items without any use or time limits. Revenues from the sales of permanent life in-game items are recognized ratably over the estimated average playing period of the paying players.

The Group considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors to arrive at the best estimates for the estimated average playing period of the paying players for the permanent in-game items of each PC game based on historical players’ churn rate. This estimate is re-assessed on a quarterly basis. Adjustments arising from the changes of estimated average playing period of the paying players are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

(ii)	Tutoring services

The Group offers various types of integrated learning services through Youdao, which primarily cover a wide spectrum of topics and target people from broad age groups through its diverse offerings of tutoring courses and digital learning contents, foreign languages, professional and interest education services as well as IT computer skills, etc. Youdao’s tutoring courses consist of online live streaming and other activities during the online live streaming period, as well as the content playback service. The aforementioned services are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming courses and therefore are not distinct and are not sold standalone. Therefore, the Group’s tutoring courses are accounted for as a single performance obligation, which is satisfied over the learning period of the students. Accordingly, the Group recognizes the revenues ratably over the estimated average learning period for different courses. The Group considers the average period that students typically spend time on the courses and other learning behavior patterns to arrive at the best estimates for the estimated learning period for each course based on the estimated learning time customers spend on the courses and the expected number of times customers will take the courses.

The Group also offers digital learning contents to customers which are delivered together with online live streaming courses and customized planning services. The customers can either stream the digital learning contents online or download and watch them offline. The downloadable digital learning contents, streaming services, online live streaming courses and customized planning services are considered as distinct performance obligations in the contract. The transaction price is generally collected in advance and allocated to each performance obligation in the contract based on the relative standalone selling prices. The Group recognizes the revenues of downloadable digital learning contents as the performance obligation is satisfied upon the time of delivery. The revenues of streaming services and customized planning services are recognized ratably over the service period. For online live streaming courses, the revenues are recognized ratably over the estimated average learning period.

(iii)	Smart devices

The Group sells smart devices such as dictionary pen, smart learning pad and listening pod through Youdao to customers through retailers or distributors. The Group recognizes revenues when control of the goods is transferred to the customer, which generally occurs upon the delivery to the end customers or upon the delivery to distributors.

(iv)	Online music services

The Group offers online music services through Cloud Music, which mainly include membership subscriptions, sales of digital music album and songs and contents sublicensing on the Group’s online platforms.

The Group offers users membership subscription packages which entitled paying subscriber access to the Group’s relevant music contents and other privileged features on its platforms. The subscription fees for these packages are primarily time-based mainly from weekly to yearly and is collected upfront. The receipt of subscription fees is initially recognised as contract liabilities. The Group satisfies its performance obligations throughout the subscription period and revenue from the membership subscriptions is recognised over time.

The Group also offers users to purchase exclusive digital music albums and songs which can listen both online and offline. The Group considers that the control has been transferred to customer at time of purchase. As a result, the performance obligation is satisfied and revenue is recognised at a point in time.

The Group sublicenses certain of its music contents to other music platforms for a fixed period of one to three years, which generally falls within the original license period. The Group determines sublicense of contents as a single performance obligation, and the revenue from sublicensing of contents is recognised over time throughout the sublicense period.

(v)	Live streaming services

The Group operates live streaming platforms through NetEase CC and Cloud Music whereby users can enjoy live performances provided by the live streaming performers and interact with them on a real time basis free of charge. The Group sells virtual items to users at pre-determined price so that the users gift them simultaneously to live streaming performers to show their support and appreciation. The virtual items sold by the Group comprise of either (i) consumable items or (ii) time-based item, such as privilege titles etc. Under the arrangements with the live streaming performers, the Group shares with them a portion of the revenues derived from the sales of virtual items. Revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal to fulfill all obligations related to the sale of virtual items. Accordingly, revenue is recognized when the virtual item is delivered and consumed if the virtual item is a consumable item or, in the case of time-based virtual item, recognized ratably over the period each virtual item is made available to the user.

(vi)	Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts. Advertising service contracts may consist of multiple performance obligations with a typical term of less than three months. In arrangements where the Group has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the performance obligation has not been sold separately, the Group estimates the standalone selling price by taking into consideration of the pricing for advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Considerations allocated to each performance obligation is recognized as revenue over the advertisement display period, which is usually within three months.

The Group also enters into performance-based advertising arrangements with customers. For example, for cost per mille (“CPM”), or cost per thousand impressions, advertising arrangements with customers, the Group recognizes revenues based on the number of times that the advertisement has been displayed.

Certain customers may receive volume rebates, which are accounted for as variable consideration. The Group estimates annual expected rebate volume with reference to their historical results and reduce revenues recognized.

(vii)	E-commerce

The Group’s e-commerce revenue is primarily from its private label consumer lifestyle brand Yanxuan, which was established in April 2016. Yanxuan sells its private label products, including pet supplies, home cleaning products, bedding and other categories which mainly source directly from some excellent manufacturers. The Group is the principal for the online direct sales, as it controls the inventory before they are transferred to customers. The Group has the primary responsibility for fulfilling the contracts, bears the inventory risk, and has sole discretion in establishing the prices. E-commerce revenues from online direct sales are recognized when control of the goods is transferred to the customer, which generally occurs upon delivery to the customer. The Group also provides discount coupons to its customers for use in purchases, which are treated as a reduction of revenue when the related transaction is recognized.

Return allowances, which reduce revenue and cost of sales, are estimated using historical experience. Liabilities for return allowances and rights to recover products from customers associated with the Group’s liabilities are recorded as “Accrued liabilities and other payables” and “Inventories”, respectively, on the Group’s consolidated balance sheets. Both of the balances are not material as of December 31, 2021, 2022 and 2023.

(viii) Fee-based premium services

Fee-based premium services revenues, mostly operated on either consumption-basis or a monthly subscription basis, are derived principally from providing premium online reading and other innovative businesses. Prepaid subscription fees collected from customers are deferred and are recognized as revenue on a straight-line basis by the Group over the subscription period, during which customers can access the premium online services provided by the Group. Fees collected from customer to be consumed to purchase online services are recognized as revenue when related services are rendered.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.
(ii)	The Group applied the portfolio approach in determining the commencement date of consumption of permanent virtual items and the estimated average playing period of paying players for PC games and mobile games for the recognition of online game revenue given that the effect of applying a portfolio approach to a group game players’ behaviors would not differ materially from considering each one of them individually.
(iii)	The Group elects to expense certain costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

The Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer is recognized as a contract asset.

Contract assets as of December 31, 2022 and 2023 were not material.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Refer to Note 16 - Contract liabilities for further information, including changes in contract liabilities during the year.

Cost of revenues
(d)	Cost of revenues

Costs of revenues consist primarily of revenue sharing cost, staff-related costs, royalty fees related to licensed games, traffic acquisition cost, content acquisition cost, service fees related to online payments, server and bandwidth service fee, depreciation and amortization of severs, computers and software, and other direct costs of providing these services, as well as cost of merchandise sold. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs
(e)	Research and development costs

Research and development costs mainly consist of staff-related costs and technology service costs incurred for the development of online games, as well as development and enhancement of the Group’s new products, websites and application platforms.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial for the years ended December 31, 2021, 2022 and 2023, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized for the years ended December 31, 2021, 2022 and 2023, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

Cash, cash equivalents and time deposits
(f)	Cash, cash equivalents and time deposits

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in Hong Kong and/or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2022 and 2023, there were cash at bank and demand deposits with terms of less than three months denominated in U.S. dollars amounting to approximately US$623.8 million and US$1.6 billion, respectively (equivalent to approximately RMB4.3 billion and RMB11.1 billion, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2022 and 2023, there were time deposits denominated in U.S. dollars amounting to approximately US$8.4 billion and US$8.6 billion, respectively (equivalent to approximately RMB58.6 billion and RMB61.2 billion, respectively).

As of December 31, 2022 and 2023, the Group had approximately RMB48.1 billion and RMB48.5 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and the VIEs, representing 42.6% and 39.3% of total cash and cash equivalents and time deposits of the Group, respectively.

As of December 31, 2022 and 2023, the Group had a restricted cash balance approximately RMB2.7 billion and RMB2.8 billion, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Customer deposit of NetEase Pay accounts	2,627.5	2,664.1
Others	71.8	113.7
Total	2,699.3	2,777.8

The Group had no other material lien arrangements during 2022 and 2023.

Receivables, net
(g)	Receivables, net

The Group’s receivables are subject to the measurement of credit losses within the scope of ASC Topic 326. The impact of new standard was immaterial to the Company.

The Group’s accounts receivable, other receivables recorded in prepayments and other current assets and other long-term receivables recorded in other long-term assets are within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from mobile games services, online music services and advertising services.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The following table sets out the movements of the allowance for expected credit losses for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of year	113,253	369,982	403,360
Provisions	265,930	61,393	61,146
Write-offs	(9,201)	(28,015)	(15,944)
Balance at the end of year	369,982	403,360	448,562

Fair value of financial instruments
(h)	Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, restricted cash, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, short-term loans and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 29 for additional information.

Inventories
(i)	Inventories

Inventories mainly represent products for the Group’s e-commerce business, are stated at the lower of cost or net realizable value in the consolidated balance sheets. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in “Cost of revenues” in the consolidated statements of operations and comprehensive income. Certain costs attributable to buying and receiving products, such as purchase freights, are also included in inventories.

Investments
(j)	Investments

Short-term investments

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets, all of which are with an original maturity of less than 12 months.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as “Other income/(expense)”. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 7 and Note 29 for additional information.

Long-term investments

Long-term investments are mainly comprised of equity investments in publicly traded companies, privately-held companies and limited-partnership.

Equity investments in publicly traded companies are reported at fair value as equity investment with readily determinable fair value. Unrealized gains and losses for the years ended December 31, 2021, 2022 and 2023 are recognized in other income/(expense).

For investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not common stocks or in-substance common stocks, as these equity securities do not have readily determinable fair value, the Group measure these equity securities investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities without readily determinable fair value, realized and unrealized, are recognized in other income /(expense).

Investments in common stock or in-substance common stock of investees and limited-partnership investments in which the Group is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method.

Management regularly evaluates the impairment of the investments in privately-held companies without readily determinable fair value and equity method investments periodically, or when events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of the fair value of the equity interest in comparison to its carrying amount to determine if there is an indication of potential impairment. If such indication exists, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive income to the extent the carrying amount exceeds the fair value. Significant judgments management applies in the impairment assessment for these equity investments include: (i) the determination as to whether any impairment indicators exist during the year; (ii) estimating the impairment amount if an impairment exists; and (iii) judgments as to whether a decline in value of equity method investments was other than temporary. These judgments consider various factors and events including: a) significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investees; b) significant adverse change in the regulatory, economic, or technological environment of the investees; c) significant adverse change in the general market condition of either the geographical area or the industry in which the investees operate; d) bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; e) factors that raise significant concerns about the investees’ ability to continue as a going concern; f) factors that raise significant concerns about the performance of new products and g) valuation methods and key estimates in the determination of the impairment amounts. Key estimates mainly comprised the severity and duration of the impairment indicator and the existence of any positive or mitigating factors. For equity method investments, management considers if the investment is impaired when events or circumstances suggest the carrying amount may not be recoverable, and recognizes any impairment charge in the consolidated statements of operations and comprehensive income for a decline in value that is determined to be other than temporary.

Leases
(k)	Leases

The Group adopted ASU 2016-02, “Leases (Topic 842)”, including certain transitional guidance and subsequent amendments within ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01 (collectively, including ASU 2016-02, “ASC 842”).

Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. As of December 31, 2022 and 2023, the Group has no material finance leases.

Under ASC 842, the Group determines if an arrangement is a lease at inception. The Group is the lessee in a lease contract when the Group obtains the right to control the asset. Operating leases are included in operating lease right-of-use (“ROU”) assets, and short-term and long-term operating lease liabilities in the Group’s consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term.

For leases with a term of twelve months or less (“short-term leases”), the Group has elected not to recognize lease liabilities and associated ROU assets. Lease payments on short-term leases are recognized as lease expense within cost of revenues or operating expenses on the consolidated statements of operations and comprehensive income, depending on the nature of the lease, on a straight-line basis over the lease term.

Property, equipment and software
(l)	Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-10 years
Vehicles	5 years
Servers and computers	3-5 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred.

Land use rights
(m)	Land use rights

Land use rights represent lease prepayments to the local government authorities. Upon the adoption of ASC 842 on January 1, 2019, land use rights, net were identified as operating lease right-of-use assets, which is separately disclosed as “Land use rights, net” in the Group’s consolidated balance sheets. Accordingly, the Group disclosed the cash used for obtaining the land use rights in operating cash flow activities for the year ended December 31, 2021, 2022 and 2023.

Intangible assets
(n)	Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Group amortizes its finite-lived intangible assets using the straight-line method:

License right	over the license period
Technology	7-10 years
Trademark	10 years

The Group obtains music content for customers through licensing agreements. When the license fee for music title is determinable or reasonably estimable, the content is available for streaming and the Group has a binding obligation for the payment, the Group recognizes an asset representing the fee and a corresponding liability for the amounts owed. The Group relieves the liability as payments are made and the Group amortizes the asset to “Cost of revenues” on a straight-line basis over the term of the respective licensing agreements.

Intangible assets and other long-term assets are tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When these events occur, the Group evaluates the impairment for intangible assets and other long-term assets by comparing the carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over the fair value of the assets.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. The Group allocates goodwill to reporting units based on the reporting unit expected to benefit from the business combination. Goodwill is tested for impairment at the reporting unit level on an annual basis, or more frequently if events occur or circumstances change that indicate that it is more likely than not the fair value of a reporting unit would be below its carrying value. A goodwill impairment loss, if any, shall be measured as the amount by which the carrying amount of the reporting unit including goodwill exceeds its fair value, limited to the total carrying amount of goodwill allocated to that reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The fair value of each reporting unit is estimated primarily through the use of a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the growth rate for business, estimation of the useful life over which cash flows will occur, and determination of weighted average cost of capital. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for each reporting unit.

Advertising and promotional expenses
(p)	Advertising and promotional expenses

The Group expenses advertising and promotional costs as incurred and reports these costs under selling and marketing expense. Advertising and promotional expenses totaled approximately RMB8.9 billion, RMB10.0 billion and RMB10.4 billion (US$1.5 billion) for the years ended December 31, 2021, 2022, and 2023, respectively.

Foreign currency translation
(q)	Foreign currency translation

The Group’s reporting currency is RMB. The Company and its subsidiaries and the VIEs, with an exception of many overseas subsidiaries, use RMB as their functional currency. Several of the Company’s overseas subsidiaries used US$ or their respective local currencies as their functional currency. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Assets and liabilities of the Group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB7.0999 on the last trading day of 2023 (December 29, 2023) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation
(r)	Share-based compensation

Under its 2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan (see Note 22(a)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

Effective February 22, 2023, the Board of Directors of the Company amended and restated the 2019 Restricted Share Unit Plan to permit the grant of stock option awards thereunder as an additional award type and to make certain other ministerial and administrative changes and renamed it the NetEase, Inc. Amended and Restated 2019 Share Incentive Plan (the “Amended and Restated 2019 Plan”).

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.

Certain subsidiaries of the Company granted options exercisable for ordinary shares to certain of the Group’s employees. The options expire four to seven years from the date of grant and either vest or have a vesting commencement date upon certain conditions being met (“Vesting Commencement Date”). The Group adopts the binomial option pricing model to determine the fair value of stock options and accounts for share-based compensation cost using an estimated forfeiture rate.

Forfeitures were estimated based on the Group’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 22 for further information regarding share-based compensation assumptions and expense.

Taxation
(s)	Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards.

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax (“EIT”) Law which imposes a withholding income tax of 10% on dividends distributed by an enterprise in China to its non-resident enterprise investors. A lower withholding income tax rate of 5% is applied if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements pursuant to the tax arrangement between mainland China and Hong Kong.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, all deferred tax assets and liabilities are offset and presented as a single amount. The Group does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Group reports tax-related interest expense and penalty in “Other, net” in the consolidated statements of operations and comprehensive income, if there is any. The Group did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2021, 2022 and 2023.

The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2022 and 2023.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")
(t)	Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share is computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves
(u)	Statutory reserves

The Company’s subsidiaries and the VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to foreign invested enterprises in China, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC statutory accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the board of directors of the respective company. At the same time, the VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC statutory accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC statutory accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the board of directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the board of directors, the discretionary surplus and enterprise expansion fund can be used to offset accumulated losses or to increase capital.

Business combination
(v)	Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities assumed by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive income.

In a business combination achieved in stages, the Group re-measures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized on the consolidated statements of operations and comprehensive income.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

Noncontrolling interests and redeemable noncontrolling interests
(w)	Noncontrolling interests and redeemable noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and the VIEs which is not attributable, directly or indirectly, to the controlling shareholder.

The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Redeemable noncontrolling interests represent redeemable equity interests issued by the Group’s subsidiaries to certain investors (see Note 19), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these redeemable interests are contingently redeemable upon the occurrence of certain conditional events, which is not solely within the control of the Group. The Group accreted the redeemable equity interests to their redemption value, which is purchase price plus interest per year over the period since issuance to the earliest redemption date. The accretions were recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

Related parties
(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income
(y)	Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.

Segment reporting
(z)	Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in detail under Note 28.

Dividends
(aa)	Dividends
Dividends of the Company are recognized when declared.
Recently issued accounting pronouncements not yet adopted

(bb) Recently issued accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting(Topic 280): Improvements to Reportable Segment Disclosure. ASU 2023-07 improves reportable segment disclosure requirements on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses, primarily through enhanced disclosures about significant segment expenses. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption.The Group is currently evaluating the impact of the accounting standard updates on the consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740):Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group is currently evaluating the impact of the accounting standard updates on the consolidated financial statements.